Borrowings - Summary of Borrowings (Detail) ¥ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 JPY (¥)
Disclosure of detailed information about borrowings [Line Items]
Less: Current portion	₩ (1,573,474)			₩ (1,820,001)
Borrowings	6,683,662			8,120,791
Gross carrying amount [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	6,703,009
Debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Less: Current portion	(1,357,776)			(1,607,570)
Discount on bonds	(19,347)			(20,852)
Borrowings	4,610,453			5,715,878
Debentures [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	₩ 5,987,576			7,344,300
Debentures [member] | Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Sept. 07, 2034
Annual interest rates	6.50%	6.50%	6.50%
Borrowings	₩ 107,140	$ 100,000		120,850	$ 100,000
Debentures [member] | Gross carrying amount [member] | Jan. 20, 2017 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Jan. 20, 2017
Borrowings				422,975	350,000
Debentures [member] | Gross carrying amount [member] | Aug. 28, 2018 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Aug. 28, 2018
Annual interest rates description	LIBOR(3M)+1.15%
Annual interest rates adjustment rate	1.15%	1.15%	1.15%
Borrowings	₩ 321,420	$ 300,000		362,550	300,000
Debentures [member] | Gross carrying amount [member] | Apr. 22, 2017 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Apr. 22, 2017
Borrowings				785,525	650,000
Debentures [member] | Gross carrying amount [member] | Apr. 22, 2019 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Apr. 22, 2019
Annual interest rates	2.63%	2.63%	2.63%
Borrowings	₩ 374,990	$ 350,000		422,975	350,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2018 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Jan. 29, 2018
Annual interest rates	0.86%	0.86%	0.86%
Borrowings	₩ 64,539		¥ 6,800,000	70,503		¥ 6,800,000
Debentures [member] | Gross carrying amount [member] | Feb. 23, 2018 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Feb. 23, 2018
Annual interest rates	0.48%	0.48%	0.48%
Borrowings	₩ 142,367		¥ 15,000,000	155,522		¥ 15,000,000
Debentures [member] | Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	July 18, 2026
Annual interest rates	2.50%	2.50%	2.50%
Borrowings	₩ 428,560	$ 400,000		483,400	$ 400,000
Debentures [member] | Gross carrying amount [member] | MTNP Notes August Seven Twenty Twenty Two [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Aug 07, 2022
Annual interest rates	2.63%	2.63%	2.63%
Borrowings	₩ 428,560	$ 400,000
Debentures [member] | Gross carrying amount [member] | Aug. 06, 2018 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Aug. 06, 2018
Annual interest rates	6.62%	6.62%	6.62%
Borrowings	₩ 100,000			100,000
Debentures [member] | Gross carrying amount [member] | Feb. 09, 2017 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Feb. 09, 2017
Borrowings				170,000
Debentures [member] | Gross carrying amount [member] | Mar. 29, 2018 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Mar. 29, 2018
Annual interest rates	4.47%	4.47%	4.47%
Borrowings	₩ 260,000			260,000
Debentures [member] | Gross carrying amount [member] | Apr. 26, 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Apr. 26, 2021
Annual interest rates	4.71%	4.71%	4.71%
Borrowings	₩ 380,000			380,000
Debentures [member] | Gross carrying amount [member] | Aug. 26, 2016 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Aug. 26, 2018
Annual interest rates	3.99%	3.99%	3.99%
Borrowings	₩ 90,000			90,000
Debentures [member] | Gross carrying amount [member] | Aug. 26, 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Aug. 26, 2021
Annual interest rates	4.09%	4.09%	4.09%
Borrowings	₩ 250,000			250,000
Debentures [member] | Gross carrying amount [member] | Oct. 28, 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Oct. 28, 2021
Annual interest rates	4.31%	4.31%	4.31%
Borrowings	₩ 100,000			100,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Dec. 22, 2021
Annual interest rates	4.09%	4.09%	4.09%
Borrowings	₩ 90,000			90,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Dec. 22, 2031
Annual interest rates	4.27%	4.27%	4.27%
Borrowings	₩ 160,000			160,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2018 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Apr. 10, 2018
Annual interest rates	2.74%	2.74%	2.74%
Borrowings	₩ 120,000			120,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2023 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Apr. 10, 2023
Annual interest rates	2.95%	2.95%	2.95%
Borrowings	₩ 190,000			190,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Apr. 10, 2033
Annual interest rates	3.17%	3.17%	3.17%
Borrowings	₩ 100,000			100,000
Debentures [member] | Gross carrying amount [member] | Sept. 16, 2018 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Sept. 16, 2018
Annual interest rates	3.46%	3.46%	3.46%
Borrowings	₩ 200,000			200,000
Debentures [member] | Gross carrying amount [member] | Sept. 16, 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Sept. 16, 2020
Annual interest rates	3.65%	3.65%	3.65%
Borrowings	₩ 300,000			300,000
Debentures [member] | Gross carrying amount [member] | June 26, 2017 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	June 26, 2017
Borrowings				120,000
Debentures [member] | Gross carrying amount [member] | June 26, 2019 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	June 26, 2019
Annual interest rates	3.08%	3.08%	3.08%
Borrowings	₩ 170,000			170,000
Debentures [member] | Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	June 26, 2024
Annual interest rates	3.42%	3.42%	3.42%
Borrowings	₩ 110,000			110,000
Debentures [member] | Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	June 26, 2034
Annual interest rates	3.70%	3.70%	3.70%
Borrowings	₩ 100,000			100,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2017 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Sept. 02, 2017
Borrowings				110,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2019 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Sept. 02, 2019
Annual interest rates	2.97%	2.97%	2.97%
Borrowings	₩ 220,000			220,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Sept. 02, 2024
Annual interest rates	3.31%	3.31%	3.31%
Borrowings	₩ 170,000			170,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Sept. 02, 2034
Annual interest rates	3.55%	3.55%	3.55%
Borrowings	₩ 100,000			100,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Jan. 29, 2020
Annual interest rates	2.26%	2.26%	2.26%
Borrowings	₩ 160,000			160,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Jan. 29, 2025
Annual interest rates	2.45%	2.45%	2.45%
Borrowings	₩ 240,000			240,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Jan. 29, 2035
Annual interest rates	2.71%	2.71%	2.71%
Borrowings	₩ 50,000			50,000
Debentures [member] | Gross carrying amount [member] | Jan. 27, 2019 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Jan. 27, 2019
Annual interest rates	1.76%	1.76%	1.76%
Borrowings	₩ 100,000			100,000
Debentures [member] | Gross carrying amount [member] | Jan. 27, 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Jan. 27, 2021
Annual interest rates	1.95%	1.95%	1.95%
Borrowings	₩ 130,000			130,000
Debentures [member] | Gross carrying amount [member] | Jan. 27, 2026 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Jan. 27, 2026
Annual interest rates	2.20%	2.20%	2.20%
Borrowings	₩ 100,000			100,000
Debentures [member] | Gross carrying amount [member] | Jan. 27, 2036 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Jan. 27, 2036
Annual interest rates	2.35%	2.35%	2.35%
Borrowings	₩ 70,000			70,000
Debentures [member] | Gross carrying amount [member] | Apr. 22, 2018 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Apr. 22, 2018
Annual interest rates	1.89%	1.89%	1.89%
Borrowings	₩ 60,000			₩ 60,000